Note 25 - Cost and Expenses by Nature - Cost of Sales Schedule (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Cost of sales		$ (164,473)	$ (92,335)
Taxes and fees		(1,349)	0
Depreciation		(18,450)	(10,732)
Mining costs [member]
Statement Line Items [Line Items]
Salaries and benefits		(4,187)	(1,074)
Mining service providers		(40,511)	(18,786)
Blasting and fuels		(23,260)	(8,924)
Equipment rental		(553)	(752)
Other		(6,520)	(202)
Cost of sales		(75,031)	(29,738)
Processing costs [member]
Statement Line Items [Line Items]
Salaries and benefits		(12,181)	(6,423)
Equipment rental		(1,790)	(3,067)
Other		(5,400)	(2,452)
Cost of sales		(39,737)	(34,463)
Fuels		(1,697)	(4,072)
Consumables		(3,940)	(15,048)
Taxes and fees		(847)	(358)
Utilities		(1,498)	(765)
Plant services		(6,299)	(2,278)
Equipment services		(638)	0
Insurance		(1,696)	0
Mobile crushing(1)	[1]	(3,751)	0
Distribution costs [member]
Statement Line Items [Line Items]
Other		(90)	0
Cost of sales		(23,479)	(15,595)
Insurance		(78)	(133)
Freight		(11,616)	(12,744)
Warehouse		(931)	(455)
Port Operations		(3,447)	(2,263)
Expedition		(813)	0
Freight Maritime		(6,068)	0
Demurrage		(436)	0
Cost of sales [member]
Statement Line Items [Line Items]
Cost of sales		(164,473)	(92,335)
Royalties	[2]	(7,366)	(5,168)
Depletion		(6,990)	(3,084)
Depreciation		(11,870)	(4,287)
Depreciation and depletion expense		$ (18,860)	$ (7,371)

[1]	Mobile Crusher: Non-recurring cost that concludes in two stages, November 2024 and January 2025, aimed at maintaining production levels during the maintenance periods of the Company's primary crusher.
[2]	Applicable Royalties: i.) 2.0% ‘Compensação Financeira pela Exploração de Recursos Minerais’ (CFEM), a royalty on mineral production levied by the Brazilian government, payable on the price of minerals extracted from the Lithium Properties. ii.) A royalty (currently held by LRC LP I, an unrelated party) of 1% of Net Revenues from sales of minerals extracted from the Lithium Properties. iii.) Brazilian law requires paying landowner’s royalties equal to 50% of the Financial Compensation for the Exploration of Mineral Resources (CFEM). During the year 2024, the Company recognized $1.35 million payable to Miazga, with $0.4 million paid during the year.